Inventories (Details) - Schedule of Inventories, Net of Reserves - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Raw materials	$ 832	$ 751
Work in process	11	6
Finished goods	627	716
Total	$ 1,470	$ 1,473